Share of loss in associates (Tables)	12 Months Ended
Dec. 31, 2018
Share Of Loss In Associates [Abstract]
Schedule of share of loss in associates
	2018	2017	2016
Loss in associates (Note 14)	(4,146)	(15,841)	(1,306)
	(4,146)	(15,841)	(1,306)